UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-21237

                           Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN                                             46208
(Address of principal executive offices)    (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:        11/30

Date of reporting period:   05/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Leeb Focus Fund

Semi-Annual Report

May 31, 2011

Fund Adviser:

Leeb Capital Management, Inc.
8 West 40th Street
New York, New York 10018

Phone (866) 400-5332

Performance Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-400-5332.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Standard & Poor’s 500® Index and Russell 1000 Growth Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of fund operations) and held through May 31, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Leeb Focus Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-400-5332. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS –   (Unaudited)

  1As a percent of net assets.
   2Companies with market caps of a least $3.5 billion.
   3Companies with market caps less than $3.5 billion.

The investment objective of the Leeb Focus Fund (the “Fund”) is long-term capital appreciation, consistent with the preservation of capital.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2010 and held for the entire period through May 31, 2011.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid the During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leeb Focus Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period Ended May 31, 2011
Actual *	$1,000.00	$1,103.88	$7.87
Hypothetical **	$1,000.00	$1,017.45	$7.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Leeb Focus Fund
Schedule of Investments
May 31, 2011
(Unaudited)
		Fair
Common Stocks - 95.02%	Shares	Value

Agriculture Chemicals - 4.00%
Mosaic Company / The	4,700	$332,995
Potash Corp. of Saskatchewan, Inc.	2,700	152,820
		485,815

Commercial Banks - 3.69%
Toronto-Dominion Bank / The	5,200	447,928

Computer Storage Devices - 3.54%
EMC Corp. (a)	15,100	429,897

Construction Machinery & Equipment - 2.79%
Caterpillar, Inc.	3,200	338,560

Crude Petroleum & Natural Gas - 6.46%
Continental Resources, Inc. (a)	5,800	384,076
Occidental Petroleum Corp.	3,700	399,045
		783,121

Drilling Oil & Gas Wells - 1.93%
Nabors Industries, Ltd. (a)	8,400	234,276

Electronic Computer - 4.16%
Apple, Inc. (a)	1,450	504,353

Fire, Marine & Casualty Insurance - 3.42%
Berkshire Hathaway, Inc. - Class B (a)	5,250	415,118

Gold & Silver Ores - 2.91%
GoldCorp., Inc.	5,000	250,350
NovaGold Resources, Inc. (a)	9,000	103,140
		353,490

Gold Mining - 2.54%
Newcrest Mining Ltd. (b)	7,300	308,060

Metal Mining - 6.75%
BHP Billiton Ltd. (b)	3,400	324,428
Freeport McMoran Copper & Gold, Inc.	5,000	258,200
Tahoe Resources, Inc. (a)	12,000	236,321
		818,949

Mineral Royalty Traders - 1.89%
Silver Standard Resources, Inc. (a)	7,800	229,866

National Commercial Banks - 3.55%
US Bancorp	8,600	220,160
Wells Fargo & Co.	7,400	209,938
		430,098

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)
		Fair
Common Stocks - 95.02% - continued	Shares	Value

Oil, Gas Field Services - 6.17%
National Oilwell Varco, Inc.	3,700	$268,546
Schlumberger, Ltd.	5,600	480,032
		748,578

Petroleum Refining - 5.53%
ConocoPhillips	4,200	307,524
Marathon Oil Corp.	6,700	362,939
		670,463

Public Building and Related Furniture - 2.87%
Johnson Controls, Inc.	8,800	348,480

Radio & TV Broadcasting & Communications Equipment - 3.24%
QUALCOMM, Inc.	6,700	392,553

Retail - Catalog & Mail-Order Houses - 2.27%
Amazon.com, Inc. (a)	1,400	275,366

Retail - Drug Stores & Proprietary Stores - 6.42%
CVS Caremark Corp.	9,200	355,948
Express Scripts, Inc. (a)	7,100	422,876
		778,824

Retail - Variety Stores - 4.60%
Dollar Tree, Inc. (a)	5,200	331,448
Wal-Mart Stores, Inc.	4,100	226,402
		557,850

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.16%
Raytheon Co.	5,200	261,976

Semiconductors & Related Devices - 2.14%
Applied Materials, Inc.	18,800	259,064

Services - Computer Integrated Systems Design - 2.21%
CACI International, Inc. - Class A (a)	4,200	268,086

Services - Computer Programming Services - 2.19%
Cognizant Technology Solutions Corp. - Class A (a)	3,500	266,140

Services - General Medical & Surgical Hospitals - 3.28%
Universal Health Services, Inc. - Class B	7,300	397,777

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.31%
McKesson Corp.	6,100	522,221

TOTAL COMMON STOCKS (Cost $9,849,874)		11,526,909

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)
		Fair
Exchange-Traded Funds - 3.34%	Shares	Value

SPDR Gold Trust (a)	2,700	404,028

TOTAL EXCHANGE-TRADED FUNDS (Cost $250,090)		404,028

Money Market Securities - 1.57%
Fidelity Institutional Money Market Portfolio - Class I - 0.20% (c)	190,692	190,692

TOTAL MONEY MARKET SECURITIES (Cost $190,692)		190,692

TOTAL INVESTMENTS (Cost $10,290,656) - 99.93%		$12,121,629

Other assets less liabilities - 0.07%		8,867

TOTAL NET ASSETS - 100.00%		$12,130,496

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Assets and Liabilities
May 31, 2011
(Unaudited)

Assets
Investments in securities:
At cost	$10,290,656
At value	$12,121,629

Dividends receivable	14,041
Prepaid expenses	16,313
Receivable due from Adviser (a)	232
Interest receivable	49
Total assets	12,152,264

Liabilities
Payable to administrator, fund accountant, and transfer agent	8,407
Payable to trustees and officers	1,830
Payable to custodian	751
Other accrued expenses	10,780
Total liabilities	21,768

Net Assets	$12,130,496

Net Assets consist of:
Paid in capital	$13,157,194
Accumulated undistributed net investment income (loss)	(4,856)
Accumulated undistributed net realized gain (loss) from investment transactions	(2,852,815)
Net unrealized appreciation (depreciation) on investments	1,830,973

Net Assets	$12,130,496

Shares outstanding (unlimited number of shares authorized)	1,106,098

Net Asset Value and offering price per share	$10.97

Redemption price per share (10.97*0.98) (b)	$10.75

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Operations
For the six months ended May 31, 2011

Investment Income
Dividend income (Net of foreign withholding taxes of $918)	$67,274
Interest income	286
Total Income	67,560

Expenses
Investment Adviser fee (a)	50,911
Transfer agent expenses	22,265
Administration expenses	15,956
Fund accounting expenses	12,465
Legal expenses	9,396
Registration expenses	8,966
Auditing expenses	7,513
Trustee expenses	4,599
CCO expenses	4,039
Custodian expenses	2,983
Pricing expenses	1,350
Miscellaneous expenses	877
Insurance expenses	1,425
Printing expenses	182
Total Expenses	142,927
Fees waived and expenses reimbursed by Adviser (a)	(53,045)
Net operating expenses	89,882
Net Investment Income	(22,322)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	713,438
Change in unrealized appreciation (depreciation) on investment securities	457,760
Net realized and unrealized gain (loss) on investment securities	1,171,198
Net increase (decrease) in net assets resulting from operations	$1,148,876

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statements of Changes In Net Assets

	Six months ended
	May 31, 2011	Year ended
Increase (Decrease) in Net Assets From:	(Unaudited)	November 30, 2010
Operations:
Net investment income	$(22,322)	$(4,643)
Capital Gain Dividends from REIT's	-	282
Net realized gain (loss) on investment securities	713,438	269,374
Change in unrealized appreciation (depreciation) on investment securities	457,760	631,669
Net increase (decrease) in net assets resulting from operations	1,148,876	896,682

Distributions:
From net investment income	(2,813)	(41,017)
Total distributions	(2,813)	(41,017)

Capital Share Transactions
Proceeds from shares sold	841,273	855,130
Proceeds from redemption fees (a)	171	311
Reinvestment of distributions	2,561	37,995
Amount paid for shares redeemed	(920,926)	(3,192,775)
Net increase (decrease) in net assets resulting
from share transactions	(76,921)	(2,299,339)

Total Increase (Decrease) in Net Assets	1,069,142	(1,443,674)

Net Assets
Beginning of year	11,061,354	12,505,028

End of period	$12,130,496	$11,061,354

Accumulated undistributed net investment income
included in net assets at the end of each period	$(4,856)	$20,279

Capital Share Transactions
Shares sold	78,276	93,193
Shares issued in reinvestment of distributions	244	4,222
Shares redeemed	(85,585)	(347,931)

Net increase (decrease) from capital share transactions	(7,065)	(250,516)

(a) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Financial Highlights
(For a share outstanding during the period)

	Six months ended		Year ended		Year ended		Year ended		Period ended
	May 31, 2011 (Unaudited)		November 30, 2010		November 30, 2009		November 30, 2008		November 30, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$9.94		$9.17		$7.53		$11.90		$10.00
Income from investment operations:
Net investment income	(0.02)	(b)	-	(b)	0.03		0.02		0.16
Net realized and unrealized gain (loss)	1.05		0.80		1.63		(4.20)		1.75
Total from investment operations	1.03		0.80		1.66		(4.18)		1.91

Less Distributions to shareholders:
From net investment income	-	(b)	(0.03)		(0.02)		(0.15)		(0.01)
From net realized gain	-		-		-		(0.04)		-
Total distributions	-		(0.03)		(0.02)		(0.19)		(0.01)

Paid in capital from redemption fees	-		-	(b)	-	(b)	-	(b)	-

Net asset value, end of period	$10.97		$9.94		$9.17		$7.53		$11.90

Total Return (c)	10.39%	(d)	8.76%		22.08%		-35.68%		19.16%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$12,130		$11,061		$12,505		$11,539		$10,002
Ratio of expenses to average net assets	1.50%	(e)	1.50%		1.50%		1.50%		1.50%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	2.39%	(e)	2.54%		2.54%		2.13%		3.89%	(e)
Ratio of net investment income to
average net assets	(0.38)%	(e)	(0.03)%		0.42%		0.15%		1.97%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(1.27)%	(e)	(1.07)%		(0.62)%		(0.48)%		(0.42)%	(e)
Portfolio turnover rate	46.68%		70.04%		79.23%		114.85%		54.69%

(a) For the period December 26, 2006 (Commencement of Operations) to November 30, 2007.
(b) Resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

See accompanying notes which are an integral part of these financial statements.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 1.  ORGANIZATION

Leeb Focus Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 14, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Trustees.  The Fund commenced investment operations on December 26, 2006.  The Fund’s investment adviser is Leeb Capital Management, Inc. (the “Adviser”). The investment objective of the Leeb Focus Fund (the “Fund”) is to provide long-term capital appreciation, consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for all tax years for tax years prior to 2008..

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions – The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually.  These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.  For the six months ended May 31, 2011, there were no such reclassifications.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$11,526,909	$-	$-	$11,526,909

Exchange-Traded Funds	404,028	-	-	404,028

Money Market Securities	190,692	-	-	190,692

Total	$12,121,629	$-	$-	$12,121,629
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the six months ended May 31, 2011, there were no significant transfers between Levels 1 and 2.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the daily net assets of the Fund. For the six months ended May 31, 2011, before the waivers disclosed below, the Adviser earned a fee of $50,911 from the Fund.

The Adviser has contractually agreed through March 31, 2012 to waive its management fee and/or reimburse certain Fund operating expenses so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests; and extraordinary litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2011, the Adviser waived fees and reimbursed expenses of 53,045. At May 31, 2011, the Fund was owed $232 by the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, provided the Fund is able to make the repayment without exceeding the above stated expense limitations.

Fees waived during the six months ended May 31, 2011 totaling $53,045 may be subject to potential recoupment by the Adviser through November 30, 2014.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2011 were as follows:

Recoverable through
Amount	November 30,

$110,562	2011
$117,243	2012
$116,768	2013

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended May 31, 2011, HASI earned fees of $15,956 for administrative services provided to the Fund.   At May 31, 2011, the Fund owed HASI $2,789 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2011, the Custodian earned fees of $2,983 for custody services provided to the Fund. At May 31, 2011, the Fund owed the Custodian $751 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide the Fund with fund accounting services.  For the six months ended May 31, 2011, HASI earned fees of $10,165 from the Fund for transfer agent services and $12,100 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services.  For the six months ended May 31, 2011, HASI earned fees of $12,465 from the Fund for fund accounting services. At May 31, 2011, the Fund owed HASI $1,649 for transfer agent services, $1,921 for reimbursement of out-of-pocket expenses, and $2,048 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund during the six months ended May 31, 2011. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2011, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	5,518,189
Sales
U.S. Government Obligations	$-
Other	5,755,059

At May 31, 2011, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$2,072,927
Gross (Depreciation)	(255,684)
Net Appreciation (Depreciation)
on Investments	$1,817,243

At May 31, 2011, the aggregate cost of securities for federal income tax purposes was $10,304,386.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2011, Charles Schwab & Company, Inc. (“Schwab”), for the benefit of its customers, owned 52.71% shares of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2010, an income distribution of $0.0025 per share was made to shareholders of record on December 21, 2010.

The tax characterization of distributions for the fiscal years ended November 30, 2010 and November 30, 2009 is as follows:

	2010	2009
Distributions paid from:
Ordinary Income	$41,017	$28,493
	$41,017	$28,493

 At November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$20,279
Capital Loss Carryforward	(3,552,523)
Unrealized appreciation (depreciation)	1,359,483
$(2,172,761)

At November 30, 2010, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash sale losses in the amount of $13,730.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 9. Capital Loss Carryforward

At November 30, 2010, the Fund had available for federal tax purposes unused capital loss carryforwards of $3,552,523, which are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$274,113	2016
3,278,410	2017
The Fund utilized $213,451 in the fiscal year ended November 30, 2010.

NOTE 10.    SUBSEQUENT EVENT

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some of the provisions of the Act will be effective for the Fund’s fiscal year ending November 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending November 30, 2011.

PROXY VOTING

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (866) 400-5332 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, Principal Executive Officer and President
John C. Swhear, Senior Vice-President
Robert W. Silva, Principal Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Leeb Capital Management, Inc.
8 West 40th Street
New York, NY 10018

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.
Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Symons Institutional Funds

Semi-Annual Report

May 31, 2011

Fund Adviser:

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Russell 3000 Value Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Symons Value Institutional Fund and the Russell 3000 Value Index
Symons Value Institutional Fund $12,163
Russell 3000 Value Index $9,556
Inception Date: 12/22/2006
Value ($)
Date
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
$5,000
$4,500
Nov-06
Feb-07
May-07
Aug-07
Nov-07
Feb-08
May-08
Aug-08
Nov-08
Feb-09
May-09
Aug-09
Nov-09
Feb-10
May-10
Aug-10
Nov-10
Feb-11
May-11

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2011. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Russell 2000 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Symons Small Cap Institutional Fund and the Russell 2000 Index
Symons Small Cap Institutional Fund $11,437
Russell 2000 Index $12,138
Inception Date: 05/06/2008
Value ($)
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
$5,000
$4,500
May-08
Aug-08
Nov-08
Feb-09
May-09
Aug-09
Nov-09
Feb-10
May-10
Aug-10
Nov-10
Feb-11
May-11
Date

The chart above assumes an initial investment of $10,000 made on May 6, 2008 (commencement of Fund operations) and held through May 31, 2011. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Russell 3000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

 The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Symons Capital Appreciation Institutional Fund and the Russell 3000 Growth Index
$12,750
$12,250
$11,750
$11,250
$10,750
$10,250
$9,750
$9,250
$8,750
$8,250
$7,750
$7,250
$6,750
$6,250
$5,750
$5,250
$4,750
$4,250
Value ($)
Inception Date: 12/22/2006
Symons Capital Appreciation Institutional Fund $8,775
Russell 3000 Growth Index $12,059
Nov-06
Feb-07
May-07
Aug-07
Nov-07
Feb-08
May-08
Aug-08
Nov-08
Feb-09
May-09
Aug-09
Nov-09
Feb-10
May-10
Aug-10
Nov-10
Feb-11
May-11
Date

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2011. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Growth Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

.
  1As a percent of net assets.

The investment objective of the Symons Small Cap Institutional Fund is long-term capital appreciation.

FUND HOLDINGS – (Unaudited) - continued

  1As a percent of net assets.

The investment objective of the Symons Capital Appreciation Institutional Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2010 to May 31, 2011.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period* December 1, 2010 – May 31, 2011
Actual	$1,000.00	$1,108.65	$7.69
Hypothetical **	$1,000.00	$1,017.64	$7.38

*Expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Small Cap Institutional Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period* December 1, 2010 – May 31, 2011
Actual	$1,000.00	$1,132.24	$8.31
Hypothetical **	$1,000.00	$1,017.14	$7.86

*Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Capital Appreciation Institutional Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period* December 1, 2010 – May 31, 2011
Actual	$1,000.00	$1,096.56	$7.67
Hypothetical **	$1,000.00	$1,017.61	$7.38

*Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
May 31, 2011
(Unaudited)

Common Stocks - 88.40%	Shares	Fair Value

Agriculture Chemicals - 2.57%
Mosaic Co./The	23,600	$1,672,060

Agriculture Production - Crops - 3.10%
Fresh Del Monte Produce, Inc.	73,400	2,017,766

Biological Products, No Diagnostic Substances - 3.60%
Amgen, Inc. (a)	38,600	2,336,844

Bituminous Coal & Lignite Surface Mining - 2.56%
Arch Coal, Inc.	55,600	1,661,884

Cigarettes - 4.09%
Philip Morris International, Inc.	37,000	2,654,750

Computer Communications Equipment - 3.85%
Cisco Systems, Inc.	149,000	2,503,200

Crude Petroleum & Natural Gas - 6.12%
Devon Energy Corp.	23,930	2,011,795
Encana Corp.	57,700	1,967,570
		3,979,365

Drilling Oil & Gas Wells - 1.86%
Ensco PLC (b)	22,600	1,205,032

Electric Services - 9.63%
Duke Energy Corp.	106,600	1,998,750
PPL Corp.	61,000	1,719,590
Southern Co.	63,300	2,537,064
		6,255,404

Food & Kindred Products - 2.09%
Campbell Soup Co.	39,300	1,365,675

Gold & Silver Ores - 3.14%
Gold Fields, Ltd. (b)	124,250	2,042,670

Grain Mill Products - 2.49%
Ralcorp Holdings, Inc. (a)	18,400	1,618,096

Meat Packing Plants - 1.71%
Smithfield Foods, Inc. (a)	53,100	1,112,445

Miscellaneous Metal Ores - 2.94%
Cameco Corp.	68,125	1,911,588

Pharmaceutical Preparations - 7.63%
Eli Lilly & Co.	52,950	2,037,516
Forest Laboratories, Inc. (a)	42,300	1,523,646
GlaxoSmithKline PLC (b)	32,100	1,395,066
		4,956,228
Retail - Drug Stores & Proprietary Stores - 4.48%
CVS Caremark Corp.	75,200	2,909,488

Retail - Family Clothing Stores - 2.08%
Gap, Inc./The	69,800	1,354,120

Retail - Variety Stores - 3.01%
Target Corp.	39,500	1,956,435

Savings Institution, Federally Chartered - 2.42%
People's United Financial, Inc.	118,000	1,575,300

Semiconductors & Related Devices - 1.53%
MEMC Electronic Materials, Inc. (a)	94,222	991,215

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Common Stocks - 88.40% - continued	Shares	Fair Value

Services - Computer Intergrated Systems Design - 1.60%
Computer Sciences Corp.	26,035	$1,038,536

Services - Prepackaged Software - 7.22%
Electronic Arts, Inc. (a)	91,580	2,235,468
Microsoft Corp.	98,200	2,455,982
		4,691,450

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.81%
Procter & Gamble Co./The	46,700	3,128,900

Sugar & Confectionery Products - 2.11%
Hershey Co./The	24,645	1,373,466

Telecommunications - 1.76%
Telecom Corp. of New Zealand, Ltd. (b)	116,044	1,141,873

TOTAL COMMON STOCKS (Cost $50.989.884)		57,453,790

Money Market Securities - 13.48%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.20% (c)	8,758,687	8,758,687

TOTAL MONEY MARKET SECURITIES (Cost $8,758,687)		8,758,687

TOTAL INVESTMENTS (Cost $59,748,571) - 101.88%		$66,212,477

Liabilities in excess of other assets - (1.88)%		(1,222,421)

TOTAL NET ASSETS - 100.00%		$64,990,056

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
May 31, 2011
(Unaudited)

Common Stocks - 91.39%	Shares	Fair Value

Agriculture Production - Crops - 2.04%
Chiquita Brands International, Inc. (a)	23,550	$350,895

Agriculture Production - Livestock & Animal Specialties - 1.91%
Cal - Maine Foods, Inc.	11,050	329,401

Bituminous Coal & Lignite Surface Mining - 3.06%
Massey Energy Co.	570	37,620
Patriot Coal Corp. (a)	21,200	490,356
		527,976

Calculating & Accounting Machines (No Electronic Computers) - 0.29%
NCR Corp. (a)	2,600	50,752

Chemicals & Allied Products - 1.51%
Olin Corp.	10,850	260,617

Communication Services - 2.10%
NeuStar, Inc. - Class A (a)	13,500	361,260

Computer Communication Equipment - 0.93%
Qlogic Corp. (a)	9,900	160,182

Computer Storage Devices - 1.18%
Blue Coat Systems, Inc. (a)	8,850	203,107

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.07%
Bemis Co., Inc.	350	11,592

Crude Petroleum & Natural Gas - 5.88%
Comstock Resources, Inc. (a)	13,790	414,665
Penn Virginia Corp.	21,000	306,390
TETRA Technologies, Inc. (a)	21,400	291,896
		1,012,951

Electronic Components - 1.00%
Power-One, Inc. (a)	20,500	171,995

Fats & Oils - 3.28%
Darling International, Inc. (a)	29,550	565,882

Fire, Marine & Casualty Insurance - 3.40%
RLI Corp.	6,200	373,550
Tower Group, Inc.	8,700	211,410
		584,960

Food & Kindred Products - 2.79%
Flowers Foods, Inc.	1,050	34,996
Hain Celestial Group, Inc. (a)	12,450	445,212
		480,208
Footwear, (No Rubber) - 1.55%
Brown Shoe Company, Inc.	12,500	128,875
Skechers U.S.A., Inc. - Class A (a)	7,950	138,966
		267,841

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.01%
JAKKS Pacific, Inc. (a)	8,750	173,513

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Common Stocks - 91.39% - continued	Shares	Fair Value

Gas & Other Services Combined - 1.06%
Clean Energy Fuels Corp. (a)	12,750	$182,325

Gold & Silver Ores - 3.43%
Golden Star Resources, Ltd. (a)	150,490	401,808
Silvercorp Metals Inc.	17,000	189,550
		591,358

Hazardous Waste Management - 1.75%
EnergySolutions, Inc.	58,950	301,235

Heavy Construction Other Than Building Construction - Contractor - 1.75%
Foster Wheeler AG (a)	860	29,464
Orion Marine Group, Inc. (a)	25,600	272,384
		301,848

Hospital & Medical Service Plans - 1.69%
WellCare Health Plans, Inc. (a)	5,900	290,575

Ice Cream & Frozen Desserts - 1.10%
Dean Foods Co. (a)	13,600	188,768

Lumber & Wood (No Furniture) - 2.33%
Koppers Holdings, Inc.	10,000	401,300

Metal Mining - 1.09%
Uranerz Energy Corp. (a)	58,500	187,200

Miscellaneous Fabricated Metal Products - 1.05%
Mueller Water Products, Inc. - Class A	44,950	181,598

Miscellaneous Food Preparations & Kindred Products - 1.47%
Medifast, Inc. (a)	9,500	253,840

Miscellaneous Metal Ores - 0.83%
Denison Mines Corp. (a)	62,505	143,136

Motor Vehicle Parts & Accessories - 0.99%
Fuel Systems Solutions, Inc. (a)	6,850	170,839

Oil & Gas Field Machinery & Equipment - 3.14%
Newpark Resources, Inc. (a)	55,750	541,332

Oil, Gas Field Services - 1.81%
Global Industries, Ltd. (a)	49,670	311,431

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 0.69%
Smith & Wesson Holding Corp. (a)	34,350	119,538

Patent Owners & Lessors - 1.07%
InterDigital, Inc.	4,300	184,943

Perfumes, Cosmetics & Other Toilet Preparations - 3.08%
Elizabeth Arden, Inc. (a)	17,250	530,093

Poultry Processing - 2.88%
Sanderson Farms, Inc.	11,300	496,183

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Common Stocks - 91.39% - continued	Shares	Fair Value

Radio & TV Broadcasting & Communications Equipment - 1.04%
Orbital Sciences Corp. (a)	9,500	$178,695

Refuse Systems - 0.57%
US Ecology, Inc.	5,550	97,347

Retail - Apparel & Accesory Stores - 2.89%
Aeropostale, Inc. (a)	26,300	497,070

Retail - Catalog & Mail-Order Houses - 0.39%
NutriSystem, Inc.	4,750	67,260

Retail - Grocery Stores - 2.00%
SUPERVALU Inc.	33,550	344,223

Retail - Variety Stores - 2.15%
99 Cent Only Stores (a)	11,000	227,260
BJ's Wholesale Club, Inc. (a)	2,850	143,697
		370,957

Secondary Smelting & Refining of Nonferrous Metals - 1.70%
OM Group, Inc. (a)	7,850	292,648

Securities Brokers, Dealers & Flotation Companies - 1.06%
Piper Jaffray Companies, Inc. (a)	5,500	182,710

Services - Business Services - 1.29%
Websense, Inc. (a)	8,950	222,407

Services - Computer Integrated Systems Design - 1.71%
Sykes Enterprises, Inc. (a)	13,600	294,168

Services - Computer Processing & Data Preparation - 1.05%
CoreLogic, Inc. (a)	10,000	181,100

Services - Equipment Rental & Leasing - 1.35%
Aaron's, Inc	8,250	232,732

Services - Home Health Care Services - 0.95%
Amedisys, Inc. (a)	5,250	164,325

Services - Skilled Nursing Care Facilities - 0.35%
Sun Healthcare Group, Inc. (a)	6,100	60,817

Sporting Goods - 0.85%
Callaway Golf Co.	21,700	146,909

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Common Stocks - 91.39% - continued	Shares	Fair Value

Telephone Communications (No Radio Telephone) - 1.19%
NTELOS Holdings Corp.	9,850	205,373

Water Supply - 2.96%
American States Water Co.	9,500	328,510
California Water Service Group	4,800	181,632
		510,142

Wholesale- Beer, Wine & Distilled Alcoholic Beverages - 1.13%
Central European Distribution Corp. (a)	15,500	194,680

Wholesale - Electronic Parts & Equipment - 1.05%
Brightpoint, Inc. (a)	20,000	180,800

Wholesale - Petroleum & Petroleum Products - 0.81%
Aegean Marine Petroleum Network Inc.	16,600	138,942

Women's, Misses', & Junior's Outerwear - 1.69%
Jones Group, Inc./The	23,750	291,888

TOTAL COMMON STOCKS (Cost $13,858,982)		15,745,867

Real Estate Investment Trusts - 2.06%

Capstead Mortgage Corp.	14,700	195,069
Colony Financial, Inc.	8,650	159,593

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $340,344)		354,662

Money Market Securities - 7.34%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.20% (b)	1,264,631	1,264,631

TOTAL MONEY MARKET SECURITIES (Cost $1,264,631)		1,264,631

TOTAL INVESTMENTS (Cost $15,463,957) - 100.79%		$ 17,365,160

Liabilities in excess of other assets - (0.79)%		(136,404)

TOTAL NET ASSETS - 100.00%		$ 17,228,756

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments
May 31, 2011
(Unaudited)

Common Stocks - 93.24%	Shares	Fair Value

Agriculture Chemicals - 2.72%
Monsanto Co.	2,795	$198,557

Beverages - 1.75%
PepsiCo, Inc.	1,795	127,660

Crude Petroleum & Natural Gas - 6.87%
Royal Dutch Shell PLC (b)	3,625	262,160
Talisman Energy, Inc.	11,293	239,073
		501,233

Deep Sea Transportation Of Freight - 1.40%
Frontline Ltd.	5,540	102,047

Electric & Other Services Combined - 5.88%
Ameren Corp.	7,515	223,271
Consolidated Edison, Inc.	3,885	206,138
		429,409

Engines & Turbines - 1.75%
Babcock & Wilcox Co./The (a)	4,550	127,628

Food & Kindred Products - 6.73%
ConAgra Foods, Inc.	6,400	162,752
Flowers Foods, Inc.	5,470	182,315
Hain Celestial Group, Inc. (a)	4,070	145,543
		490,610

Gold & Silver Ores - 5.75%
Harmony Gold Mining Co., Ltd. (b)	13,460	187,229
Newmont Mining Corp.	4,110	232,503
		419,732

Grain Mill Products - 1.90%
Kellogg Co.	2,430	138,486

Instruments For Measurements & Testing Of Electricity & Electrical Signals - 1.81%
Itron, Inc. (a)	2,580	132,225

Oil & Gas Field Machinery & Equipment - 4.94%
Baker Hughes, Inc.	4,875	360,409

Perfumes, Cosmetics, & Other Toilet Preparations - 4.45%
Colgate - Palmolive Co.	3,710	324,736

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Common Stocks - 93.24% - continued	Shares	Fair Value

Pharmaceutical Preparations - 8.12%
Abbott Laboratories	3,880	$202,730
Pfizer, Inc.	11,330	243,028
Teva Pharmaceutical Industries Ltd. (b)	2,880	146,592
		592,350

Retail - Apparel & Accessory Stores - 3.47%
Aeropostale, Inc. (a)	13,395	253,166

Retail - Catalog & Mail-Order Houses - 0.56%
NutriSystem, Inc.	2,865	40,568

Retail - Computer & Computer Software Stores - 3.39%
GameStop Corp. - Class A (a)	8,845	247,483

Retail - Variety Stores - 7.42%
BJ's Wholesale Club, Inc. (a)	5,110	257,646
Wal-Mart Stores, Inc.	5,140	283,831
		541,477

Savings Institutions, Not Federally Chartered - 1.90%
First Niagara Financial Group, Inc.	9,775	138,805

Semiconductors & Related Devices - 2.74%
Texas Instruments, Inc.	5,660	199,798

Services - Business Services - 3.63%
eBay, Inc. (a)	8,485	264,477

Services - Computer Programming, Data - 2.91%
Google, Inc. - Class A (a)	401	212,137

Services - Motion Picture & Videotape - 1.47%
DreamWorks Animation SKG, Inc. (a)	4,475	106,997

Services - Prepackaged Software - 1.82%
Adobe Systems, Inc. (a)	3,830	132,633

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Common Stocks - 93.24% - continued	Shares	Fair Value

State Commercial Banks - 2.93%
Bank Of New York Mellon Corp./The	7,600	$213,636

Surgical & Medical Instruments & Apparatus - 2.80%
Baxter International, Inc.	2,115	125,885
Boston Scientific Corp. (a)	10,875	78,082
		203,967

Water Supply - 2.39%
Aqua America, Inc.	7,645	174,077

Women's, Misses', & Junior's Outerwear - 1.74%
Jones Group, Inc./The	10,320	126,833

TOTAL COMMON STOCKS (Cost $5,930,036)		6,801,136

Closed End Funds - 3.27%
Central Fund Of Canada Ltd.	10,750	238,327

TOTAL CLOSED END FUNDS ($223,794)

Money Market Securities - 3.40%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.20% (c)	248,468	248,468

TOTAL MONEY MARKET SECURITIES (Cost $248,468)		248,468

TOTAL INVESTMENTS (Cost $6,402,298) - 99.91%		$7,287,931

Other assets less liabilities - 0.09%		6,414

TOTAL NET ASSETS - 100.00%		$7,294,345

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Assets and Liabilities
May 31, 2011
(Unaudited)

			Symons
		Symons	Capital
	Symons Value	Small Cap	Appreciation
	Institutional	Institutional	Institutional
	Fund	Fund	Fund
Assets
Investment in securities:
At cost	$59,748,571	$15,463,957	$6,402,298
At fair value	$66,212,477	$17,365,160	$7,287,931

Dividends receivable	159,141	13,474	14,708
Prepaid expenses	24,886	18,582	17,160
Interest receivable	1,846	352	40
Receivable for Fund shares sold	82,429	45,111	50
Total assets	66,480,779	17,442,679	7,319,889

Liabilities
Payable for investments purchased	1,337,305	177,140	-
Payable for Fund shares redeemed	63,711	840	-
Payable to Adviser (a)	57,164	8,288	148
Payable to administrator, transfer agent, and fund accountant	13,800	3,170	9,225
Payable to custodian	3,883	4,930	1,165
Payable to trustees and officers	1,890	2,729	1,543
Other accrued expenses	12,970	16,826	13,463
Total liabilities	1,490,723	213,923	25,544

Net Assets	$64,990,056	$17,228,756	$7,294,345

Net Assets consist of:
Paid in capital	$56,335,975	$14,260,024	$13,605,210
Accumulated undistributed net investment income (loss)	256,807	(30,413)	11,787
Accumulated undistributed net realized gain (loss) from
investment transactions	1,933,368	1,097,942	(7,208,285)
Net unrealized appreciation (depreciation) on:
Investment Securities	6,463,906	1,901,203	885,633

Net Assets	$64,990,056	$17,228,756	$7,294,345

Shares outstanding (unlimited number of shares authorized)	5,895,059	1,547,783	844,804

Net Asset Value and offering price per share	$11.02	$11.13	$8.63

Redemption price per share (Net Asset Value * 98%) (b)	$10.80	$10.91	$8.46

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Operations
For the period ended May 31, 2011
(Unaudited)

			Symons
		Symons	Capital
	Symons Value	Small Cap	Appreciation
	Institutional	Institutional	Institutional
	Fund	Fund	Fund

Investment Income
Dividend income (net of foreign withholding tax of $6,990,
$53 and $444, respectively)	$635,512	$87,280	$78,377
Interest income	11,761	3,368	808
Total Income	647,273	90,648	79,185

Expenses
Investment Adviser fee (a)	267,731	85,239	45,930
Administration expenses	25,360	7,152	5,482
Fund accounting expenses	25,360	7,153	5,479
Transfer agent expenses	23,386	11,580	11,405
Registration expenses	9,454	10,716	7,020
Custodian expenses	8,195	12,044	1,712
Legal expenses	7,160	7,692	7,041
Audit expenses	6,590	6,590	6,364
Trustee expenses	4,483	3,955	4,374
CCO expenses	3,885	3,945	3,757
Report printing expenses	2,045	4,748	447
Insurance expenses	1,340	1,597	1,332
Pricing expenses	1,079	1,790	1,151
Miscellaneous expenses	690	332	519
Interest expenses	-	-	454
24f-2 expenses	422	341	-
Total Expenses	387,180	164,874	102,467
Fees and expenses recouped by Adviser (a)	4,388	-	-
Fees waived and expenses reimbursed by Adviser (a)	-	(43,813)	(35,069)
Net operating expenses	391,568	121,061	67,398
Net investment income (loss)	255,705	(30,413)	11,787

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	2,074,598	1,097,942	353,484
Change in unrealized appreciation (depreciation)
on investment securities	3,028,647	730,105	489,058
Net realized and unrealized gain (loss) on investment securities	5,103,245	1,828,047	842,542
Net increase (decrease) in net assets resulting from operations	$5,358,950	$1,797,634	$854,329

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Value Institutional Fund

	For the Six Months Ended	Year ended
	May 31, 2011	November 30,
	(Unaudited)	2010
Operations
Net investment income (loss)	$255,705	$325,014
Net realized gain (loss) on investment securities	2,074,598	1,610,909
Change in unrealized appreciation (depreciation) on investment securities	3,028,647	129,118
Net increase (decrease) in net assets resulting from operations	5,358,950	2,065,041

Distributions
From net investment income	-	(531,370)
From net realized gain	-	(1,692,512)
Total distributions	-	(2,223,882)

Capital Share Transactions
Proceeds from shares sold	19,909,542	21,871,579
Reinvestment of distributions	-	1,803,268
Amount paid for shares redeemed	(6,795,576)	(11,062,793)
Proceeds from redemption fees (a)	3,079	3,332
Net increase (decrease) in net assets resulting
from share transactions	13,117,045	12,615,386

Total Increase (Decrease) in Net Assets	18,475,995	12,456,545

Net Assets
Beginning of year	46,514,061	34,057,516

End of period	$64,990,056	$46,514,061

Accumulated undistributed net investment income
included in net assets at end of period	$256,807	$1,102

Capital Share Transactions
Shares sold	1,861,129	2,142,255
Shares issued in reinvestment of distributions	-	180,990
Shares redeemed	(646,670)	(1,121,200)

Net increase (decrease) from capital share transactions	1,214,459	1,202,045

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Small Cap Institutional Fund

	For the Six Months Ended	Year ended
	May 31, 2011	November 30,
	(Unaudited)	2010
Operations
Net investment income (loss)	$(30,413)	$(15,996)
Net realized gain (loss) on investment securities	1,097,942	269,204
Change in unrealized appreciation (depreciation) on investment securities	730,105	969,595
Net increase (decrease) in net assets resulting from operations	1,797,634	1,222,803

Distributions
From net investment income	-	-
From net realized gain	-	(222,131)
From return of capital	-	-
Total distributions	-	(222,131)

Capital Share Transactions
Proceeds from shares sold	3,953,927	9,876,616
Reinvestment of distributions	-	220,005
Amount paid for shares redeemed	(1,405,493)	(803,717)
Proceeds from redemption fees (a)	465	1,331
Net increase (decrease) in net assets resulting
from share transactions	2,548,899	9,294,235

Total Increase (Decrease) in Net Assets	4,346,533	10,294,907

Net Assets
Beginning of year	12,882,223	2,587,316

End of period	$17,228,756	$12,882,223

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(30,413)	$-

Capital Share Transactions
Shares sold	365,696	1,062,081
Shares issued in reinvestment of distributions	-	22,200
Shares redeemed	(127,954)	(87,140)

Net increase (decrease) from capital share transactions	237,742	997,141

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Capital Appreciation Institutional Fund

	For the Six Months Ended	Year ended
	May 31, 2011	November 30,
	(Unaudited)	2010
Operations
Net investment income (loss)	$11,787	$9,068
Net realized gain (loss) on investment securities	353,484	(215,071)
Change in unrealized appreciation (depreciation) on investment securities	489,058	994,568
Net increase (decrease) in net assets resulting from operations	854,329	788,565

Distributions
From net investment income	-	(30,512)

Capital Share Transactions
Proceeds from shares sold	241,290	1,938,119
Reinvestment of distributions	-	30,360
Amount paid for shares redeemed	(3,839,571)	(2,362,720)
Proceeds from redemption fees (a)	10	222
Net increase (decrease) in net assets resulting
from share transactions	(3,598,271)	(394,019)

Total Increase (Decrease) in Net Assets	(2,743,942)	374,394

Net Assets
Beginning of year	10,038,287	9,663,893

End of period	$7,294,345	$10,038,287

Accumulated undistributed net investment income
included in net assets at end of period	$11,787	$-

Capital Share Transactions
Shares sold	28,343	262,351
Shares issued in reinvestment of distributions	-	3,912
Shares redeemed	(459,781)	(323,039)

Net increase (decrease) from capital share transactions	(431,438)	(56,776)

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Value Institutional Fund
	For the Six Months Ended May 31, 2011 (unaudited)		Year ended November 30, 2010		Year ended November 30, 2009		Year ended November 30, 2008		Period ended November 30,2007	(a)
Selected Per Share Data:

Net asset value, beginning of period	$ 9.94		$ 9.79		$ 7.94		$ 10.41		$ 10.00

Income from investment operations:
Net investment income (loss)	0.04		0.09	(b)	0.09	(b)	0.14	(b)	0.07
Net realized and unrealized gain
(loss) on investments	1.04		0.56		1.95		(2.37)		0.35
Total income (loss) from investment operations	1.08		0.65		2.04		(2.23)		0.42

Less distributions:
From net investment income	-		(0.13)		(0.08)		(0.06)		(0.01)
From net realized gain	-		(0.37)		(0.11)		(0.20)		-
Total distributions	-		(0.50)		(0.19)		(0.26)		(0.01)

Paid in capital from redemption fees	-	(c)	-	(c)	-	(c)	0.02		-	(c)

Net asset value, end of period	$ 11.02		$ 9.94		$ 9.79		$ 7.94		$ 10.41

Total Return (d)	10.87%	(e)	6.66%		26.14%		-21.76%		4.22%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 64,990		$ 46,514		$ 34,058		$ 6,565		$ 4,262

Ratio of expenses to average net assets	1.46%	(f)	1.46%		1.46%		1.47%	(g)	1.49%	(f)
Ratio of expenses to average net assets
before recoupment by Adviser	1.45%	(f)	1.65%		1.91%		4.34%		8.63%	(f)
Ratio of net investment income (loss) to
average net assets	0.96%	(f)	0.86%		1.00%		1.49%		1.15%	(f)
Ratio of net investment income (loss) to
average net assets before recoupment by Adviser	0.97%	(f)	0.67%		0.55%		(1.38)%		(5.99)%	(f)
Portfolio turnover rate	34.53%		57.49%		38.24%		70.54%		41.42%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.
(b) Calculated using average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at 1.46%. Prior to that date, the expense cap was 1.49%.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Small Cap Institutional Fund
	For the Six Months Ended		Year ended		Year ended		Period ended
	May 31, 2011		November 30,		November 30,		November 30,
	(unaudited)		2010		2009		2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$9.83		$8.27		$5.60		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.01)	(b)	(0.03)	(b)	0.01
Net realized and unrealized gain
(loss) on investments	1.32		1.74		2.76		(4.41)
Total income (loss) from investment operations	1.30		1.73		2.73		(4.40)

Less distributions:
From net investment income	-		-		-	(c)	-
From net realized gain	-		(0.17)		(0.05)		-
From return of capital	-		-		(0.01)		-
Total distributions	-		(0.17)		(0.06)		-

Paid in capital from redemption fees (d)	-		-		-		-

Net asset value, end of period	$11.13		$9.83		$8.27		$5.60

Total Return (e)	13.22%	(e)	20.93%		49.15%		-44.00%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$17,229		$12,882		$2,587		$519

Ratio of expenses to average net assets	1.56%	(f)	1.56%		1.56%		1.56%	(g)
Ratio of expenses to average net assets
before reimbursement by Adviser	2.13%	(f)	3.33%		16.87%		37.41%	(g)
Ratio of net investment income (loss) to
average net assets	(0.39)%	(f)	(0.25)%		(0.37)%		0.19%	(g)
Ratio of net investment income (loss) to
average net assets before reimbursement by Adviser	(0.96)%	(f)	(2.02)%		(15.68)%		(35.66)%	(g)
Portfolio turnover rate	46.23%		46.35%		54.75%		13.10%

(a) For the period May 6, 2008 (Commencement of Operations) to November 30, 2008.
(b) Calculated using average shares method.
(c) Distributions amounted to less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Capital Appreciation Institutional Fund

	For the Six Months Ended May 31, 2011 (unaudited)		Year ended November 30, 2010		Year ended November 30, 2009	Year ended November 30, 2008		Period ended November 30, 2007

Selected Per Share Data:

Net asset value, beginning of period	$ 7.87		$ 7.25		$ 4.50	$ 10.21		$ 10.00

Income from investment operations:
Net investment income (loss)	0.01		0.01		0.02	(0.01)		0.04
Net realized and unrealized gain
(loss) on investments	0.75		0.63	(b)	2.73	(5.57)		0.18
Total income (loss) from investment operations	0.76		0.64		2.75	(5.58)		0.22

Less distributions:
From net investment income	-		(0.02)		-	(0.03)		(0.01)
From net realized gain	-		-		-	(0.09)		-
From return of capital	-		-		-	(0.01)		-
Total distributions	-		(0.02)		-	(0.13)		(0.01)

Paid in capital from redemption fees (c)	-		-		-	-		-

Net asset value, end of period	$ 8.63		$ 7.87		$ 7.25	$ 4.50		$ 10.21

Total Return (d)	9.66%	(e)	8.88%		61.11%	-55.35%		2.16%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 7,294		$ 10,038		$ 9,664	$ 6,548		$ 20,170

Ratio of expenses to average net assets	1.46%	(f)	(h) 1.46%		1.46%	1.47%	(g)	1.49%	(f)
Ratio of expenses to average net assets
before reimbursement by Adviser	2.22%	(f)	2.41%		3.79%	1.96%		3.22%	(f)
Ratio of net investment income (loss) to
average net assets	0.25%	(f)	0.09%		0.32%	(0.10)%		0.80%	(f)
Ratio of net investment income (loss) to
average net assets before reimbursement by Adviser	(0.51)%	(f)	(0.86)%		(2.01)%	(0.59)%		(0.93)%	(f)
Portfolio turnover rate	29.97%		47.67%		69.41%	83.72%		75.78%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the statement of operations due to the fluctuation in share transactions in the period.

(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at 1.46%. Prior to that date, the expense cap was 1.49%.
(h) Excludes interest expense.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 1. ORGANIZATION

The Symons Capital Appreciation Institutional Fund (the “Appreciation Fund”) and Symons Value Institutional Fund (the “Value Fund”) were each organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006.  The Appreciation Fund was formerly known as the Symons Alpha Growth Institutional Fund, and the Value Fund was formerly known as the Symons Alpha Value Institutional Fund.  The name changes were effective March 30, 2009.  The Symons Small Cap Institutional Fund (the “Small Cap Fund”) was organized as a diversified series of the Trust on February 10, 2008.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series.  Each Fund is one of a series of funds currently authorized by the Trustees.  The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). The Value Fund and the Appreciation Fund commenced operations on December 22, 2006.  The Small Cap Fund commenced operations on May 6, 2008.  The investment objective of each Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended May 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITS”) is recognized on the ex-dividend date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depository Receipts, closed end funds, and REITs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Funds will be valued by the pricing service or Adviser with factors other than market quotations or when the market is

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Value Fund’s investments as of May 31, 2011:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$57,453,790	$-	$-	$57,453,790

Money Market Securities	8,758,687	-	-	8,758,687

Total	$66,212,477	$-	$-	$66,212,477

*Refer to the Schedule of Investments for industry classifications.
The following is a summary of the inputs used to value the Small Cap Fund’s investments as of May 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$15,745,867	$-	$-	$15,745,867

Real Estate Investment Trusts	354,662	-	-	354,662

Money Market Securities	1,264,631	-	-	1,264,631

Total	$17,365,160	$-	$-	$17,365,160

*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Appreciation Fund’s investments as of May 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$6,801,136	$-	$-	$6,801,136

Closed End Funds	238,327	-	-	238,327

Money Market Securities	248,468	-	-	248,468

Total	$7,287,931	$-	$-	$7,287,931

*Refer to the Schedule of Investments for industry classifications.

Transfers in or out for Level 1 and Level 2 were not made at any time during the reporting period within the Funds.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Funds, under the terms of the management agreements (the “Agreements”), manages each Fund’s investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Appreciation Fund and the Value Fund and at an annual rate of 1.10% of the average daily net assets of the Small Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short),  taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.46% of each Fund’s average daily net assets with respect to the Appreciation Fund and the Value Fund and 1.56% with respect to the Small Cap Fund, through March 31, 2016.  Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitations in place at the time of the waiver. Please see the chart below for information regarding the management fees, fee waivers, and expenses reimbursed by each Fund for the six months ended May 31, 2011.

	Value Fund	Small Cap Fund	Appreciation Fund

Management fee (as a percent of average net assets)	1.00%	1.10%	1.00%

Expense limitation (as a percent of average net assets)	1.46%	1.56%	1.46%

Management fees earned	$267,731	$85,239	$45,930

Fees and expenses recouped	$(4,388)	$-	$-

Fees waived and expenses reimbursed	$-	$43,813	$35,069

The amounts subject to repayment by each Fund, pursuant to the aforementioned conditions, at November 30, 2010, are as follows:

Fund	Amount	To be repaid by November 30,

Appreciation Fund	$ 80,817	2011

	154,510	2012

	93,796	2013

Value Fund	130,113	2011
	97,370	2012
	72,615	2013

Small Cap Fund	97,687	2011
	180,387	2012
	114,208	2013

At May 31, 2011, the Value Fund, Small Cap Fund, and Appreciation Fund owed the Adviser $57,164; $8,288; and 148 respectively, in accrued management fees.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust also retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended May 31, 2011, fees for administrative, transfer agent, and fund accounting services, reimbursement of out-of-pocket expenses, and Custodian expenses and the amounts due to HASI and the Custodian at May 31, 2011 were as follows:

	Value Fund	Small Cap Fund	Appreciation Fund

Administration expenses	$25,360	$7,152	$5,482

Transfer agent expenses	$23,386	$11,580	$11,405

Fund accounting expenses	$25,360	$7,153	$5,479

Custodian expenses	$8,195	$12,044	$1,712

Payable to HASI	$13,800	$3,170	$9,225

Payable to Custodian	$3,883	$4,930	$1,165

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds.  There were no payments made to the Distributor by the Appreciation Fund, the Value Fund, or the Small Cap Fund for the six months ended May 31, 2011.  The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and certain officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5.  INVESTMENT TRANSACTIONS

For the period ended May 31, 2011, purchases and sales of investment securities, other than short-term investments were as follows:

	Value Fund	Small Cap Fund	Appreciation Fund

Purchases
U.S. Government Obligations	$-	$-	$-
Other	28,190,476	9,993,929	2,524,119
Sales
U.S. Government Obligations	$-	$-	$-
Other	15,551,095	26,119,109	5,726,461

At May 31, 2011, the appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Small Cap Fund	Appreciation Fund
Gross Appreciation	$6,974,992	$2,490,458	$1,071,102
Gross (Depreciation)	(511,386)	(730,483)	(185,470)
Net Appreciation (Depreciation)
on Investments	$6,463,606	$1,759,975	$885,632

Tax Cost	$59,748,871	$15,605,185	$6,402,299

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2011, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 26.79%, 70.33% and 91.70% of the Value Fund, the Small Cap Fund, and the Appreciation Fund, respectively. As a result, Schwab may be deemed to control the Value Fund, the Small Cap Fund, and the Appreciation Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Appreciation Fund:  For the fiscal year ended November 30, 2010, the Appreciation Fund paid income distributions totaling $0.0237 per share or $30,512 to shareholders.

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 were as follows:

Distributions paid from:	2010	2009
Ordinary Income	$30,388	$-
Return of Capital	124	-
	$30,512	$-

Value Fund: For the fiscal year ended November 30, 2010, the Value Fund paid income distributions totaling $0.1282 per share or $531,370 to shareholders.

On November 29, 2010, the Value Fund paid a short-term capital gain distribution of $0.0986 per share, and a long-term capital gain distribution of $0.2735 per share, to shareholders of record on November 26, 2010.

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 were as follows:

Distributions paid from:	2010	2009
Ordinary Income*	$979,925	$93,363
Long-term Capital Gain	1,243,957	75,424
	$2,223,882	$168,787

*Short term capital gain distributions are treated as ordinary income for tax purposes.

Small Cap Fund: On November 29, 2010, the Small Cap Fund paid a short-term capital gain distribution of $0.0258 per share, and a long-term capital gain distribution of $0.1466 per share, to shareholders of record on November 26, 2010.

The tax character of distributions paid during the fiscal year ended November 30, 2010 and the period ended November 30, 2009 were as follows:

Distributions paid from:	2010	2009
Ordinary Income*	$31,246	$4,707
Return of Capital	2,012	490
Long-term Capital Gain	188,873	-
	$222,131	$5,197

*Short term capital gain distributions are treated as ordinary income for tax purposes.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

At November 30, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Appreciation Fund	Value Fund	Small Cap Fund
Undistributed ordinary income	$-	$1,101	$-
Capital loss carryforward	(7,486,449)	-	-
Unrealized appreciation (depreciation)	321,255	3,294,030	1,171,098
	$(7,165,194)	$3,295,131	$1,171,098
The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses in the amount of $32,602 and $42,718 for the Appreciation Fund, $141,229 and $0 for the Value Fund, and $1 and $0 for the Small Cap Fund.

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At November 30, 2010, for federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

	Appreciation		Value		Small Cap
	Fund		Fund		Fund

Expires on November 30, 2016	$1,108,708		$-		$-
Expires on November 30, 2017	6,192,608		-		-
Expires on November 30, 2018	185,133	*	-	*	-
	7,486,449		-		-

* During the fiscal year ended November 30, 2010, the Value Fund and Small Cap Fund utilized the capital loss carryforward amounts of $30,071 and $33,096, respectively, which were set to expire on November 30, 2017.

NOTE 10.    SUBSEQUENT EVENT

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, some of the provisions of the Act will be effective for the Fund’s fiscal year ending November 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending November 30, 2011.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, Principal Executive Officer and President
John Swhear, Senior Vice President
Robert W. Silva, Principal Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER
Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2011

Fund Adviser:

The Roosevelt Investment Group, Inc.
317 Madison Avenue
Suite 1004
New York, NY  10017

Toll Free: (877) 322-0576

  Investment Results   (Unaudited)

*      Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**  The S&P 500® Index and the Russell 3000 Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  These Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted.  For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

 You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund, the S&P 500® Index, and the Russell 3000 Index:

Roosevelt Multi-Cap Fund - $22,074
S&P 500 ® Index - $14,116
Russell 3000 Index - $15,207
Inception Date 12/21/01
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Value
Nov-01
May-02
Nov-02
May-03
Nov-03
May-04
Nov-04
May-05
Nov-05
May-06
Nov-06
May-07
Nov-07
May-08
Nov-08
May-09
Nov-09
May-10
Nov-10
May-11
Date

The graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500® Index, and the Russell 3000 on December 21, 2001 (commencement of Fund operations) and held through May 31, 2011.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The S&P 500® Index and the Russell 3000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings   (Unaudited)

      1As a percentage of net assets.

The investment objective of the Roosevelt Multi-Cap Fund is long-term capital appreciation.

The Fund invests primarily in common stock of U.S. companies of all capitalization ranges.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov.  The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service    (12b-1) fees, and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2010 to May 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid for the Period December 1, 2010 – May 31, 2011*
Actual	$1,000.00	$1,047.25	$6.40
Hypothetical**	$1,000.00	$1,018.68	$6.31

   *Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**Assumes a 5% return before expenses.

Roosevelt Multi-Cap Fund
Schedule of Investments
May 31, 2011
(Unaudited)

Common Stocks - 91.93%	Shares	Fair Value

Consumer Discretionary - 13.39%
Discovery Communications, Inc. - Class A (a)	42,428	$1,848,164
Fortune Brands, Inc.	35,337	2,287,364
Hasbro, Inc.	102,830	4,703,444
HSN, Inc. (a)	67,000	2,359,070
McDonald's Corp.	19,579	1,596,472
Nordstrom, Inc.	70,046	3,280,254
Phillips-Van Heusen Corp.	35,933	2,370,500
Weight Watchers International, Inc.	26,981	2,164,955
Wynn Resorts Ltd.	36,296	5,318,090
Yum! Brands, Inc.	59,160	3,272,731
		29,201,044

Consumer Staples - 6.65%
Darling International, Inc. (a)	194,000	3,715,100
H.J. Heinz Co.	78,511	4,311,824
JM Smucker Co. / The	28,302	2,243,783
Lorillard, Inc.	36,815	4,244,033
		14,514,740

Energy - 7.41%
Energy XXI (Bermuda) Ltd. (a)	16,287	558,807
Imperial Oil Ltd.	57,952	2,873,260
National Oilwell Varco, Inc.	55,401	4,021,005
Occidental Petroleum Corp.	46,838	5,051,478
Peabody Energy Corp.	36,848	2,260,993
Teekay Corp.	41,452	1,390,715
		16,156,258

Financials - 7.25%
Discover Financial Services	141,941	3,383,874
Marsh & McLennan Companies, Inc.	123,714	3,794,308
MF Global Holdings Ltd. (a)	115,189	888,107
Protective Life Corp.	103,722	2,503,849
SLM Corp.	244,157	4,160,435
Waddell & Reed Financial, Inc. - Class A	27,949	1,078,832
		15,809,405

Health Care - 4.42%
Bristol-Myers Squibb Co.	83,371	2,397,750
Novo Nordisk A/S (b)	21,550	2,715,516
Perrigo Co.	53,001	4,534,765
		9,648,031

Industrials - 15.98%
Chicago Bridge & Iron Co. N.V. (c)	67,898	2,584,198
Clean Harbors, Inc. (a)	35,765	3,617,987
Kirby Corp. (a)	33,743	1,939,210
KOMATSU LTD. (b)	82,502	2,475,060
Mistras Group, Inc. (a)	72,400	1,260,484
Navistar International Corp. (a)	49,865	3,284,608
Robert Half International, Inc.	134,253	3,701,355

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Common Stocks - 91.93% - continued	Shares	Fair Value

Industrials - 15.98% - continued
Roper Industries, Inc.	26,063	$2,175,479
Stericycle, Inc. (a)	16,790	1,495,821
TransDigm Group, Inc. (a)	27,096	2,221,872
Trinity Industries, Inc.	36,152	1,243,267
Tyco International Ltd.	55,505	2,739,172
WABCO Holdings, Inc. (a)	31,460	2,156,583
Waste Management, Inc.	102,323	3,978,318
		34,873,414

Information Technology - 15.16%
Apple, Inc. (a)	16,290	5,666,151
Cognizant Technology Solutions Corp. - Class A (a)	44,510	3,384,541
eBay, Inc. (a)	180,232	5,617,832
Global Payments, Inc.	22,620	1,175,335
InterDigital, Inc.	80,140	3,446,821
Microchip Technology, Inc.	66,178	2,616,016
Rovi Corp. (a)	40,443	2,344,076
VeriFone Systems, Inc. (a)	58,102	2,796,449
Verint Systems, Inc. (a)	63,000	2,138,220
WebMD Health Corp. (a)	81,440	3,883,059
		33,068,500

Materials - 16.41%
Albemarle Corp.	103,981	7,366,014
Allegheny Technologies, Inc.	70,165	4,701,055
Compass Minerals International, Inc.	53,360	4,960,879
Crown Holdings, Inc. (a)	76,081	3,089,649
Dow Chemical Co. / The	111,563	4,030,771
Ferro Corp. (a)	210,000	2,751,000
Novozymes A/S (b)	27,000	4,518,450
Seabridge Gold, Inc. (a)	67,550	2,009,613
Senomyx, Inc. (a)	370,000	2,368,000
		35,795,431

Telecommunication Services - 1.07%
tw telecom, inc. (a)	107,900	2,341,430

Utilities - 4.19%
ITC Holdings Corp.	52,316	3,781,924
National Fuel Gas Co.	74,363	5,357,111
		9,139,035

TOTAL COMMON STOCKS (Cost $167,683,521)		200,547,288

Exchange-Traded Funds - 7.57%

ProShares UltraShort DJ-UBS Commodity (a)	69,311	3,008,790
UltraShort QQQ ProShares (a)	72,822	3,569,006
UltraShort Russell 2000 ProShares (a)	285,952	5,744,776
UltraShort S&P 500 ProShares (a)	103,733	4,192,888
		16,515,460

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,859,907)		16,515,460

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2011
(Unaudited)

Money Market Securities - 0.24%	Shares	Fair Value

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.20% (d)	532,975	$532,975

TOTAL MONEY MARKET SECURITIES (Cost $532,975)		532,975

TOTAL INVESTMENTS (Cost $186,076,403) - 99.74%		$217,595,723

Other assets less liabilities - 0.26%		568,236

TOTAL NET ASSETS - 100.00%		$218,163,959

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry
(d) Variable rate security; the money market rate shown represents the rate at May 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Assets and Liabilities
May 31, 2011
(Unaudited)

Assets
Investments in securities, at fair value (cost $186,076,403)	$217,595,723
Receivable for investments sold	4,151,104
Receivable for fund shares sold	186,003
Dividends receivable	233,510
Tax reclaim receivable	9,996
Interest receivable	459
Total assets	222,176,795

Liabilities
Payable for investments purchased	3,587,795
Payable to Adviser (a)	186,812
Accrued 12b-1 fees (a)	78,716
Payable for fund shares redeemed	158,851
Payable to trustees	662
Total liabilities	4,012,836

Net Assets	$218,163,959

Net Assets consist of:
Paid in capital	$181,641,226
Accumulated undistributed net investment income (loss)	(321,755)
Accumulated net realized gain (loss) from investment transactions	5,325,168
Net unrealized appreciation (depreciation) on investments	31,519,320

Net Assets	$218,163,959

Shares outstanding (unlimited number of shares authorized)	12,666,479

Net Asset Value
Offering and redemption price per share	$17.22

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Operations
May 31, 2011
(Unaudited)

Investment Income
Dividend income (net of foreign witholding tax of $18,524)	$1,097,201
Interest income	5,724
Total Investment Income	1,102,925

Expenses
Investment Adviser fee (a)	1,090,342
12b-1 expense (a)	272,584
Other expenses	4,417
Trustee expenses	593
Total Expenses	1,367,936

Net Investment Income (Loss)	(265,011)

Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investment securities	12,049,561
Change in unrealized appreciation (depreciation) on investment securities	(2,635,185)
Net realized and unrealized gain (loss) on investment securities	9,414,376

Net increase (decrease) in net assets resulting from operations	$9,149,365

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2011	Year Ended
Increase (decrease) in net assets from:	(Unaudited)	November 30, 2010
Operations
Net investment income (loss)	$(265,011)	$123,728
Net realized gain (loss) on investment securities	12,049,561	5,305,719
Change in unrealized appreciation (depreciation) on investment securities	(2,635,185)	16,260,137
Net increase (decrease) in net assets resulting from operations	9,149,365	21,689,584

Distributions
From net investment income	(88,497)	(361,718)
Total distributions	(88,497)	(361,718)

Capital Share Transactions
Proceeds from Fund shares sold	67,033,133	102,754,015
Reinvestment of distributions	77,270	318,017
Amount paid for Fund shares redeemed	(52,349,216)	(66,690,749)
Net increase in net assets resulting
from capital share transactions	14,761,187	36,381,283

Total Increase (decrease) in Net Assets	23,822,055	57,709,149

Net Assets
Beginning of year	194,341,904	136,632,755

End of period	$218,163,959	$194,341,904

Accumulated undistributed net investment
income included in net assets at end of period	$(321,755)	$31,753

Capital Share Transactions
Shares sold	3,883,668	6,710,692
Shares issued in reinvestment of distributions	4,521	20,922
Shares redeemed	(3,032,884)	(4,374,238)

Net increase (decrease) from capital share transactions	855,305	2,357,376

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Financial Highlights
(For a share outstanding during the period)

		Fiscal Years Ended November 30,
	Six Months Ended May 31, 2011
	(Unaudited)	2010	2009		2008		2007	2006

Selected Per Share Data
Net asset value, beginning of period	$ 16.45	$ 14.45	$ 13.12		$ 18.87		$ 15.94	$ 15.07

Income from investment operations
Net investment income (loss)	(0.02)	0.01	0.11	(a)	0.10	(a)	0.01	0.04
Net realized and unrealized gain (loss)	0.80	2.03	1.38		(4.77)		3.26	1.67
Total from investment operations	0.78	2.04	1.49		(4.67)		3.27	1.71

Less Distributions to shareholders:
From net investment income	(0.01)	(0.04)	(0.16)		-		(0.04)	(0.02)
From net realized gain	-	-	-		(1.08)		(0.30)	(0.82)
Total distributions	(0.01)	(0.04)	(0.16)		(1.08)		(0.34)	(0.84)

Net asset value, end of period	$ 17.22	$ 16.45	$ 14.45		$ 13.12		$ 18.87	$ 15.94

Total Return (b)	4.73%	14.12%	11.52%		-26.33%		20.90%	11.82%

Net assets, end of year (000)	$ 218,164	$ 194,342	$ 136,633		$ 54,837		$ 27,163	$ 13,788
Ratio of expenses to average net assets	1.25%	1.26%	1.26%		1.26%		1.27%	1.28%
Ratio of net investment income (loss) to
average net assets	(0.24)%	0.08%	0.87%		0.63%		0.05%	0.36%
Portfolio turnover rate	70.49%	121.57%	120.62%		109.79%		146.35%	102.70%

(a) Per share net investment income has been calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 1.  ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005.  The Predecessor Fund commenced operations on December 21, 2001.  The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The objective of the Fund is long-term capital appreciation.  The investment adviser to the Fund is The Roosevelt Investment Group (“Roosevelt” or the “Adviser”).

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of May 31, 2011, there were no material reclassifications.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities such as U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$200,547,288	$-	$-	$200,547,288

Exchange-Traded Funds	16,515,460	-	-	16,515,460

Money Market Securities	532,975	-	-	532,975

Total	$217,595,723	$-	$-	$217,595,723
*Refer to the Schedule of Investments for industry classifications.

The Fund had no transfers between Level 1 and Level 2 at any time during the reporting period. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2011, the Adviser earned $1,090,342 from the Fund for its advisory services.  At May 31, 2011, the Fund owed the Adviser $186,812 for these services

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administration, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel.  The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of HASI.  HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2011.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six months ended May 31, 2011, the Fund accrued 12b-1 fees of $272,584 of which $78,716 was unpaid at May 31, 2011.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$-
Other	167,679,945
Sales
U.S. Government Obligations	$-
Other	150,984,350

At May 31, 2011, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation	$35,664,269
Gross depreciation	(4,594,234)
Net appreciation on investments	$31,070,035

At May 31, 2011, the aggregate cost of securities for federal income tax purposes was $186,525,688.
NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2011, no single person or entity owned more than 25% of the Fund.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2010, an ordinary income distribution of $0.0073 per share was declared and paid to shareholders of record on December 27, 2010.

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 is as follows:

	2010	2009

Ordinary Income	$361,718	$780,362
Total distributions paid	$361,718	$780,362

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS - continued

At November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$113,581
Capital loss carryforward	(6,356,936)
Unrealized net depreciation	33,705,220
$27,461,865

At November 30, 2010, the difference between book basis and tax-basis unrealized depreciation was attributable primarily to the tax deferral of losses on wash sales in the amount of $367,457 and tax treatments on certain investments.

NOTE 9.  CAPITAL LOSS CARRYFORWARD

At November 30, 2010, the Roosevelt Multi-Cap Fund has available for federal tax purposes unused capital loss carryforwards of $6,356,936, which are available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$6,356,936	2017

NOTE 10.    SUBSEQUENT EVENT

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some of the provisions of the Act will be effective for the Fund’s fiscal year ending November 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending November 30, 2011.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at 1-877-322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, Principal Executive Officer and President
John C. Swhear, Senior Vice-President
Robert W. Silva, Principal Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
The Roosevelt Investment Group, Inc.
317 Madison Avenue, Suite 1004
New York, NY  10017

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Auer Growth Fund

Semi-Annual Report

May 31, 2011

Fund Advisor:

SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100
Indianapolis, IN  46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

Over the last six months, the Auer Growth Fund has produced very strong performance in the face of a very challenging economic environment.  As of 5/31/2011, the fund’s six month return was 21.74% compared to the S&P 500 return of 15.02%.  The one year return rose to 27.92% compared to the S&P 500 return of 25.95%.  As always, we attribute the performance of the fund completely to the strict investment discipline.  We normally discuss the criteria we follow for buying stocks, but we would also like to take the opportunity to explain what we look at when we decide to sell the stocks we hold. We believe that the more you know about what we do the more comfortable you will be with the short term fluctuation in your portfolio.

As you know, we look for stocks that are increasing their earnings by 25% or more quarter over quarter.  The stocks must also be increasing their sales by 20% or more quarter over quarter and we won’t pay more than 12 times their earnings.  In other words we want a stock that is performing like gangbusters, but we don’t want to pay a lot for it.

It just doesn’t make sense to us that the market is letting us buy these outperforming companies for such a discount.  We believe there is a tension that is created when you buy a stock at a significantly discounted price that is increasing earnings by 25% and sales by 20%.  The only way that tension is released is for the price of the stock to rise or the company to stop performing at the levels we require.  We sell the stock once it doubles in value or no longer qualifies.  Our discipline leads us to stocks that we think will double.  When they do, we sell them. In the last year our investment discipline led us to 20 stocks that doubled in value, 19 of the 20 stocks that doubled last year were held less than 12 months.

In the last year, energy, technology and materials really propelled the portfolio.  In the energy sector, we had a number of our names double in value.  Holly Corp, Clayton Williams Corp, Transglobe Energy, and Gran Tierra Energy all doubled for us last year.  Other holdings in the energy sector that haven’t doubled yet but have performed very well include GT Solar International, and Marathon Oil Corp.  Over the last few months our exposure to the energy sector has been reduced.  As of May 31st, the portfolio only holds 6.89% in the energy sector.  Technology was also a key contributor to the fund’s performance.  Novellus Systems Inc, PC Mall Inc., Nova Measuring Instruments, Vishay Intertechnology, and TriQuint Semiconductor were all technology holdings that doubled in the portfolio over the last year.  Looking forward the fund still continues to hold a number of strong technology names such as Rubicon Technology and Veeco Instruments.  As of May 31st, the portfolio is 38.61% in the technology sector.  Since the beginning of 2011, we have seen a number of material related companies begin to qualify.  This has moved our basic materials sector up to 24.96%.  Cliffs Natural Resources, Aurico Gold, Freeport McMoran, and Steel Dynamics are all strong names in the materials sector that we see helping us continue to perform for the rest of the year.  The return of the fund was negatively impacted by investments in for profit universities.  For profit universities continued to decline as a result of concerns regarding new student loan repayment regulations.  As we have mentioned, we sell if a stock doubles in value but we also sell if the stock fails to achieve the required increase of 25% in earnings and at least 20% in sales.   Lincoln Educational Services, Integrated Silicone Solutions, Take Two Interactive Software and Leapfrog Enterprises are all examples of stocks that were sold because they failed to re-qualify.

We want to thank you for the trust you place in us to help you achieve your dreams.  We hold your trust sacred and it guides our daily efforts.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**   The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2011. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Auer Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-711-2837.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.

The investment objective of the Auer Growth Fund is long-term capital appreciation.

The Auer Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that the advisor believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2010 and held through May 31, 2011.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period* December 1, 2010 – May 31, 2011
Actual	$1,000.00	$1,217.39	$9.42
Hypothetical **	$1,000.00	$1,016.44	$8.56

* Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
 ** Assumes a 5% return before expenses.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2011
(Unaudited)

Shares	COMMON STOCKS - 97.20%	Fair Value

	Consumer Discretionary - 1.93%
38,000	Adams Golf, Inc. (a)	$280,440
150,000	Ballantyne Strong, Inc. (a)	853,500
9,000	Dorman Products, Inc. (a)	340,740
6,000	Magna International, Inc.	291,000
40,000	Standard Motor Products, Inc.	604,000
90,000	Superior Industries International, Inc.	1,971,900
		4,341,580

	Consumer Staples - 1.89%
49,000	Andersons, Inc. / The	2,123,170
30,000	Archer-Daniels-Midland Co.	972,300
70,000	Coffee Holding Co., Inc.	585,200
10,000	Corn Products International, Inc.	567,300
		4,247,970

	Energy - 6.89%
42,000	Alon USA Energy, Inc.	514,080
4,500	Apache Corp.	560,700
11,000	Chevron Corp.	1,154,010
7,000	Exxon Mobil Corp.	584,290
110,000	Marathon Oil Corp.	5,958,700
80,000	Newpark Resources, Inc. (a)	776,800
195,000	Precision Drilling Corp. (a)	3,026,400
60,000	RPC, Inc.	1,510,800
18,500	Stone Energy Corp. (a)	596,810
28,000	Valero Energy Corp.	770,000
		15,452,590

	Financials - 10.42%
19,000	Arlington Asset Investment Corp. - Class A	548,720
10,000	Community Trust Bancorp, Inc.	274,800
4,000	Credit Acceptance Corp. (a)	320,000
20,000	Enterprise Financial Services Corp.	281,200
38,000	EZCORP, Inc. - Class A (a)	1,246,020
670,000	Fifth Third Bancorp	8,750,200
400,000	Hanmi Financial Corp. (a)	480,000
34,000	Interactive Brokers Group, Inc. - Class A	583,440
90,000	Intervest Bancshares Corp. - Class A (a)	290,700
11,000	INTL FCStone, Inc. (a)	284,350
48,000	JPMorgan Chase & Co.	2,075,520
485,000	KeyCorp	4,107,950
29,000	MainSource Financial Group, Inc.	223,300
32,000	PNC Financial Services Group, Inc.	1,997,440
95,000	Riverview Bancorp, Inc. (a)	279,300
200,000	Universal Insurance Holdings, Inc.	1,078,000
20,000	Wells Fargo & Co.	567,400
		23,388,340

	Health Care - 5.62%
630,000	Momenta Pharmaceuticals, Inc. (a)	12,606,300

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2011
(Unaudited)

Shares	COMMON STOCKS - 97.20% - continued	Fair Value

	Industrials - 6.88%
58,000	CAI International, Inc. (a)	$1,354,880
14,000	Ecology and Environment, Inc. - Class A	308,000
42,000	Genco Shipping & Trading Ltd. (a)	334,320
150,000	Hudson Technologies, Inc. (a)	276,000
400,000	Metalico, Inc. (a)	2,368,000
14,500	Mueller Industries, Inc.	539,110
425,000	Primoris Services Corp.	5,384,750
500	Seaboard Corp.	1,155,000
12,000	SL Industries, Inc. (a)	278,400
16,000	TAL International Group, Inc.	539,680
25,000	Timken Co. / The	1,290,500
50,000	Titan Machinery, Inc. (a)	1,339,500
80,000	Versar, Inc. (a)	272,800
		15,440,940

	Information Technology - 38.61%
285,000	Advanced Energy Industries, Inc. (a)	4,232,250
15,500	Altera Corp.	745,395
90,000	Amtech Systems, Inc. (a)	1,969,200
38,000	Applied Materials, Inc.	523,640
67,000	Arrow Electronics, Inc. (a)	2,990,210
47,000	Astea International, Inc. (a)	235,940
260,000	Avnet, Inc. (a)	9,412,000
40,000	Brooks Automation, Inc. (a)	453,600
35,000	Cohu, Inc.	462,000
12,000	Cymer, Inc. (a)	574,440
75,000	Datalink Corp. (a)	541,500
103,000	Entegris, Inc. (a)	945,540
530,000	Entropic Communications, Inc. (a)	4,717,000
27,000	ePlus, Inc. (a)	709,560
270,000	GT Solar International, Inc. (a)	3,445,200
48,000	IEC Electronics Corp. (a)	325,920
105,000	Intel Corp.	2,363,550
145,000	inTEST Corp. (a)	498,800
100,000	IXYS Corp. (a)	1,389,000
260,000	Jabil Circuit, Inc.	5,610,800
150,000	KEMET Corp. (a)	2,208,000
230,000	KLA-Tencor Corp.	9,913,000
55,000	Kulicke and Soffa Industries, Inc. (a)	668,250
30,000	Lam Research Corp. (a)	1,409,850
40,000	LeCroy Corp. (a)	517,600
100,000	LML Payment Systems, Inc. (a)	289,000
65,000	Newport Corp. (a)	1,182,350
115,000	Nova Measuring Instruments Ltd. (a)	1,178,750
35,000	OmniVision Technologies, Inc. (a)	1,235,850

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2011
(Unaudited)

Shares	COMMON STOCKS - 97.20% - continued	Fair Value

	Information Technology - 38.61% - continued
60,000	Photronics, Inc. (a)	$602,400
400,000	Power-One, Inc. (a)	3,356,000
195,000	Rubicon Technology, Inc. (a)	4,473,300
130,000	Rudolph Technologies, Inc. (a)	1,524,900
150,000	Super Micro Computer, Inc. (a)	2,517,000
60,000	TTM Technologies, Inc. (a)	993,600
50,000	Ultra Clean Holdings, Inc. (a)	508,000
190,000	Veeco Instruments, Inc. (a)	10,942,100
30,000	Viasystems Group, Inc. (a)	680,700
21,000	Wayside Technology Group, Inc.	321,300
		86,667,495

	Materials - 24.96%
90,000	A. Schulman, Inc.	2,294,100
85,000	Buckeye Technologies, Inc.	2,164,950
125,000	Cliffs Natural Resources, Inc.	11,337,500
11,000	Eastman Chemical Co.	1,164,350
40,000	Freeport-McMoRan Copper & Gold, Inc.	2,065,600
55,000	Friedman Industries, Inc.	543,400
960,000	Gammon Gold, Inc. (a)	9,926,400
54,000	Jaguar Mining, Inc. (a)	292,680
30,000	LSB Industries, Inc. (a)	1,420,200
170,000	Mercer International, Inc. (a)	2,334,100
17,000	Metals USA Holdings Corp. (a)	267,240
35,000	Noranda Aluminum Holding Corp.	518,700
38,000	Olympic Steel, Inc.	1,114,160
21,000	Reliance Steel & Aluminum Co.	1,081,710
205,000	Richmont Mines, Inc. (a)	1,715,850
67,000	Southern Copper Corp.	2,315,520
555,000	Steel Dynamics, Inc.	9,490,500
20,000	Synalloy Corp.	294,400
405,000	Thompson Creek Metals Co., Inc. (a)	4,398,300
18,000	Universal Stainless & Alloy Products, Inc. (a)	655,380
5,000	Walter Energy, Inc.	622,750
		56,017,790

	TOTAL COMMON STOCKS (Cost $192,305,226)	218,163,005

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2011
(Unaudited)

Shares	REAL ESTATE INVESTMENT TRUSTS - 0.61%	Fair Value

17,000	Apollo Commercial Real Estate Finance, Inc.	$277,610
30,000	PennyMac Mortgage Investment Trust	512,100
85,000	Resource Capital Corp.	576,300
		1,366,010

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,416,085)	1,366,010

	MASTER LIMITED PARTNERSHIPS - 1.16%

30,297	Icahn Enterprises, LP	1,407,295
57,000	KKR Financial Holdings, LLC	571,710
5,000	Terra Nitrogen Co., LP	634,000
		2,613,005

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,289,019)	2,613,005

	MONEY MARKET SECURITIES - 0.95%

2,124,122	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (b)	2,124,122

	TOTAL MONEY MARKET SECURITIES (Cost $2,124,122)	2,124,122

	TOTAL INVESTMENTS (Cost $198,134,452) - 99.92%	$224,266,142

	Other assets less liabilities - 0.08%	188,417

	TOTAL NET ASSETS - 100.00%	$224,454,559

(a) Non-income producing securities
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2011.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Assets and Liabilities
May 31, 2011
(Unaudited)

Assets
Investments in securities, at fair value (cost $198,134,452)	$224,266,142
Receivable for investments sold	308,521
Dividends receivable	233,006
Receivable for fund shares purchased	371
Prepaid expenses	19,348
Interest receivable	30
Total assets	224,827,418

Liabilities
Payable for fund shares redeemed	28,941
Payable to Advisor (a)	284,576
Payable to administrator, fund accountant, and transfer agent	26,635
Payable to custodian	6,654
Payable to trustees and officers	2,035
Other accrued expenses	24,018
Total liabilities	372,859

Net Assets	$224,454,559

Net Assets consist of:
Paid in capital	$229,392,594
Accumulated net investment income (loss)	(1,035,313)
Accumulated net realized gain (loss) from investment transactions	(30,034,412)
Net unrealized appreciation (depreciation) on investments	26,131,690

Net Assets	$224,454,559

Shares outstanding (unlimited number of shares authorized)	29,703,625

Net Asset Value and offering price per share	$7.56

Redemption price per share (Net Asset Value * 99%) (b)	$7.48

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Operations
For the Six Months Ended May 31, 2011
(Unaudited)

Investment Income
Dividend income	$830,794
Interest income	395
Total Investment Income	831,189

Expenses
Investment Advisor fee (a)	1,658,055
Administration expenses	81,461
Fund accounting expenses	32,079
Transfer agent expenses	29,142
Custodian expenses	15,654
Registration expenses	11,744
Other expenses	9,788
Legal expenses	8,085
Printing expenses	8,044
Auditing expenses	7,585
Trustee expenses	4,422
Insurance expense	4,385
CCO expenses	3,851
Miscellaneous expenses	3,797
Pricing expenses	3,230
24f-2 expenses	1,580
Total Expenses	1,882,902
Net Investment Income (Loss)	(1,051,713)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	15,235,571
Change in unrealized appreciation (depreciation)
on investment securities	28,012,349
Net realized and unrealized gain (loss) on investment securities	43,247,920
Net increase (decrease) in net assets resulting from operations	$42,196,207

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statements of Changes In Net Assets

	Six Months	Fiscal Year
	Ended	Year Ended
	May 31, 2011	November 30,
Increase (decrease) in net assets from:	(Unaudited)	2010
Operations
Net investment income (loss)	$(1,051,713)	$(1,382,694)
Net realized gain (loss) on investment securities	15,235,571	1,826,314
Change in unrealized appreciation (depreciation) on investment securities	28,012,349	3,092,777
Net increase (decrease) in net assets resulting from operations	42,196,207	3,536,397

Capital Share Transactions
Proceeds from Fund shares sold	37,683,905	108,916,667
Amount paid for Fund shares redeemed	(63,356,103)	(63,917,271)
Proceeds from redemption fees collected (a)	1	7,157
Net increase (decrease) in net assets resulting
from capital share transactions	(25,672,197)	45,006,553

Total Increase (Decrease) in Net Assets	16,524,010	48,542,950

Net Assets
Beginning of year	207,930,549	159,387,599

End of period	$224,454,559	$207,930,549

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(1,035,313)	$16,400

Capital Share Transactions
Shares sold	5,199,514	17,870,936
Shares redeemed	(8,953,369)	(10,891,586)

Net increase (decrease) from capital share transactions	(3,753,855)	6,979,350

(a) Effective February 7, 2010, the Fund charges a 1% redemption fee on shares redeemed within 7 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 7 calendar days. Prior to February 7, 2010, a 2% redemption fee was charged on shares redeemed within 90 days.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Financial Highlights
(For a share outstanding during each period)

			Fiscal Year Ended November 30,
	Six Months Ended May 31, 2011 (Unaudited)		2010	2009	Period Ended November 30, 2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 6.21		$ 6.02	$ 4.55	$ 10.00

Income from investment operations:
Net investment income (loss)	(0.04)		(0.04)	(0.03)	(0.04)	(b)
Net realized and unrealized gain (loss) on investments	1.39		0.23	1.50	(5.41)	(c)
Total from investment operations	1.35		0.19	1.47	(5.45)

Less Distributions to shareholders:
Return of capital	-		-	-	-	(d)
Total distributions	-		-	-	-

Paid in capital from redemption fees (e)	-		-	-	-

Net asset value, end of period	$ 7.56		$ 6.21	$ 6.02	$ 4.55

Total Return (f)	21.74%	(h)	3.16%	32.31%	-54.48%	(g)(h)

Ratios and Supplemental Data:
Net assets, end of year (000)	$ 224,455		$ 207,931	$ 159,388	$ 83,578
Ratio of expenses to average net assets	1.70%	(i)	1.72%	1.82%	1.94%	(i)
Ratio of net investment income (loss) to
average net assets	(0.95)%	(i)	(0.68)%	(0.75)%	(0.59)%	(i)
Portfolio turnover rate	78.95%		148.55%	221.75%	115.90%

(a) For the period December 28, 2007 (Commencement of Operations) to November 30, 2008.
(b) Per share net investment income has been calculated using the average shares method.
(c) Reimbursement of loss on investment trade from Advisor is reflected. The effect on the Fund was less than $0.005 per share.
(d) Return of capital distributions resulted in less than $0.005 per share.
(e) Redemption fees resulted in less than $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Reimbursement of loss on investment trade did not affect total return.
(h) Not annualized.
(i) Annualized.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Notes to the Financial Statements
May 31, 2011
(Unaudited)

NOTE 1.  ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The investment objective of the Auer Growth Fund is to provide long-term capital appreciation.  The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment advisor is SBAuer Funds, LLC (the “Advisor”).

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for all years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of May 31, 2011, there were no material reclassifications.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, Real Estate Investment Trusts, and Master Limited Partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$218,163,005	$-	$-	$218,163,005

Real Estate Investment Trusts	1,366,010	-	-	1,366,010

Master Limited Partnerships	2,613,005	-	-	2,613,005

Money Market Securities	2,124,122	-	-	2,124,122

Total	$224,266,142	$-	$-	$224,266,142
*Refer to the Schedule of Investments for industry classifications.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund had no transfers between Level 1 and Level 2 at any time during the reporting period. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six months ended May 31, 2011, the Advisor earned a fee of $1,658,055 from the Fund.  At May 31, 2011, the Fund owed the Advisor $284,576 for advisory services.   The Advisor contractually has agreed to waive its management fee and/or reimburse expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.95% of the average daily net assets of the Fund.  The contractual agreement is in effect through July 31, 2012.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation.  At May 31, 2011, there were no waivers or reimbursements by the Advisor to the Fund.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended May 31, 2011, HASI earned fees of $81,461 for administrative services provided to the Fund. At May 31, 2011, the Fund owed HASI $14,513 for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, the Fund’s distributor (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2011, the Custodian earned fees of $15,654 for custody services provided to the Fund. At May 31, 2011, the Fund owed the Custodian $6,654 for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2011, HASI earned fees of $19,834 from the Fund for transfer agent services and $9,308 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2011, HASI earned fees of $32,079 from the Fund for fund accounting services.  At May 31, 2011, the Fund owed HASI $3,399 for transfer agent services and $3,097 in reimbursement of out-of-pocket expenses.  At May 31, 2011, the Fund owed HASI $5,626 for fund accounting services.  The Distributor acts as the principal distributor of the Fund.  There were no payments made to the Distributor by the Fund for the six months ended May 31, 2011.  The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan under Rule 12b-1. Under the distribution plan, the Fund can pay the Fund’s distributor, its adviser and/or other financial institutions, a fee of up to 0.25% of the Fund’s average daily net assets.  Because these fees are an ongoing expense, over time they reduce the investment results of the Fund and may cost you more than paying other types of sales charges.  The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2013, upon notice to shareholders.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2011, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	169,998,338
Sales
U.S. Government Obligations	$-
Other	195,374,468

At May 31, 2011, the appreciation (depreciation) of investments for tax purposes, was as follows:

Amount
Gross Appreciation	$31,402,551
Gross (Depreciation)	(5,824,884)
Net Depreciation
on Investments	$25,577,667

At May 31, 2011, the aggregate cost of securities for federal income tax purposes, was $198,688,475.

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2011, SEI Private Trust Co., for the benefit of others, owned 38.86% of the Fund and thus may be deemed to control the Fund.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2011
(Unaudited)

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

At November 30, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistibuted ordinary income	$-
Capital loss carryforward	(44,699,560)
Unrealized depreciation	(2,434,682)
$(47,134,242)

At November 30, 2010, the difference between book basis and tax basis unrealized depreciation are attributable to the tax deferral of post-October losses in the amount of $563,429, wash sale losses deferral in the amount of $6,994, and differences in cost basis of underlying securities in the amount of  $16,400.

NOTE 9.  CAPITAL LOSS CARRYFORWARDS

As of November 30, 2010, the Fund has available for federal tax purposes an unused capital loss carryforward of $44,699,560, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$6,572,598	2016
38,126,962	2017

NOTE 10.    SUBSEQUENT EVENT

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some of the provisions of the Act will be effective for the Fund’s fiscal year ending November 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending November 30, 2011.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at (888) 711-2837 (Auer) and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, Principal Executive Officer and President
John C. Swhear, Senior Vice-President
Robert W. Silva, Principal Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100
Indianapolis, IN  46290

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of July 29, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By
*           /s/ Brian L. Blomquist
Brian L. Blomquist, Principal Executive Officer and President

Date           7/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*__            /s/ Brian L. Blomquist _______
Brian L. Blomquist, Principal Executive Officer and President

Date           7/29/2011

By
*           /s/ Robert W. Silva
Robert W. Silva, Principal Financial Officer and Treasurer